LEASES - Component of Aggregate Investment in Leases (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Minimum lease payments	$ 9,627	$ 9,457
Unearned lease income	(7,006)	(7,132)
Lease receivable	2,621	2,325
Expected credit loss provision	(76)	(150)
Present value of unguaranteed residual value	24	11
Sales-type lease, net investment in lease, before allowance for credit loss	2,569	2,186
Current portion included in Other current assets (Note 9)	(306)	(291)
Sales-type lease, net investment in lease, before allowance for credit loss, noncurrent	2,263	1,895
Currency Translation Adjustments
Lessee, Lease, Description [Line Items]
Expected credit loss provision	$ 0	$ 1